OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities	$601	$694
Lease liabilities(1)	784	1,243
Derivative liabilities	115	185
Provisions	6	12
Deferred revenue	20	26
Loans and notes payable	16	28
Total other non-current liabilities	$1,542	$2,188
(1)For the year ended December 31, 2024, interest expense relating to total lease liabilities (see Note 17, Accounts Payable And Other Liabilities for the current portion) was $84 million (2023 - $84 million).